Basis of Presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Jan. 01, 2022
Promotional codes and gift cards	$ 7,600	$ 7,000
Deferred Perks	1,900	2,800
Advertising costs	2,800	6,300	$ 4,300
Impairment losses	$ 0	$ 0	$ 0
Lease, Practical Expedients, Package [true false]	true
Lease, Practical Expedient, Use of Hindsight [true false]	true
ROU assets				$ 8,274	$ 9,100
Operating lease liability				$ 8,556	$ 9,400
Accounting Standards Update 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
ROU assets	$ 9,100
Operating lease liability	$ 9,400
Maximum
Vesting period	3 years
Minimum
Vesting period	1 year